Goodwill, Intangible Assets and In-Process Revenue Contracts (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill for Company's Reportable Segment
The carrying amount of goodwill for the years ended December 31, 2016 and 2015, for the Company’s reportable segments are as follows:

	Teekay Offshore $	Teekay LNG - Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2015 and 2014	132,940	35,631	—	168,571
Goodwill acquired	—	—	8,059	8,059
Balance as of December 31, 2016	132,940	35,631	8,059	176,630

Summary of Intangible Assets
As at December 31, 2016, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	317,222	(245,705)	71,517
Customer relationships	22,500	(4,842)	17,658
Other intangible assets	1,000	(1,000)	—
	340,722	(251,547)	89,175

As at December 31, 2015, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	316,684	(234,894)	81,790
Customer relationships	30,879	(1,260)	29,619
Other intangible assets	1,000	(500)	500
	348,563	(236,654)	111,909